Schedule of fair value SAFE liabilities was estimated using a Probability-Weighted Expected Return Method (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.1300	11.70	0.1390	13.00
Measurement Input Expected Term To Equity Financing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.13	0.25	0.5	1.00
Measurement Input Expected Term To Liquidity Event [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.13	0.50	1.75	2.25
Measurement Input Expected Term To Event of Default [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.38	0.50	0.75	1.25
Measurement Input Probability of Equity Financing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0200	40.00	0.5000	60.00
Measurement Input Probability of Liquidity Event [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.9750	40.00	0.3000	25.00
Measurement Input Probability of Event of Default [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0050	20.00	0.2000	15.00